Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
August 31, 2023

Dates Covered
Collections Period	08/01/23 - 08/31/23
Interest Accrual Period	08/15/23 - 09/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/23	123,469,844.15	13,390
Yield Supplement Overcollateralization Amount 07/31/23	1,553,331.38	0
Receivables Balance 07/31/23	125,023,175.53	13,390
Principal Payments	8,037,865.17	285
Defaulted Receivables	127,213.09	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/23	1,386,291.05	0
Pool Balance at 08/31/23	115,471,806.22	13,095

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.38%
Prepayment ABS Speed	1.03%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	2,236,133.22	166
Past Due 61-90 days	419,758.82	33
Past Due 91-120 days	54,547.64	5
Past Due 121+ days	0.00	0
Total	2,710,439.68	204

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	51,401.20
Aggregate Net Losses/(Gains) - August 2023	75,811.89
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.73%
Prior Net Losses/(Gains) Ratio	0.22%
Second Prior Net Losses/(Gains) Ratio	-0.36%
Third Prior Net Losses/(Gains) Ratio	-0.05%
Four Month Average	0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.71%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.85%
Weighted Average Contract Rate, Yield Adjusted	6.26%
Weighted Average Remaining Term	21.41

Flow of Funds	$ Amount
Collections	8,600,770.10
Investment Earnings on Cash Accounts	15,833.02
Servicing Fee	(104,185.98)
Transfer to Collection Account	-
Available Funds	8,512,417.14

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	117,520.36
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	2,598,357.08
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	305,058.85

Total Distributions of Available Funds	8,512,417.14

Servicing Fee	104,185.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 08/15/23	118,070,163.30
Principal Paid	7,998,037.93
Note Balance @ 09/15/23	110,072,125.37

Class A-1
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2a
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2b
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-3
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-4
Note Balance @ 08/15/23	69,470,163.30
Principal Paid	7,998,037.93
Note Balance @ 09/15/23	61,472,125.37
Note Factor @ 09/15/23	76.5530827%

Class B
Note Balance @ 08/15/23	32,400,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	32,400,000.00
Note Factor @ 09/15/23	100.0000000%

Class C
Note Balance @ 08/15/23	16,200,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	16,200,000.00
Note Factor @ 09/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	209,320.36
Total Principal Paid	7,998,037.93
Total Paid	8,207,358.29

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.03000%
Interest Paid	117,520.36
Principal Paid	7,998,037.93
Total Paid to A-4 Holders	8,115,558.29

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1943135
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.4246335
Total Distribution Amount	7.6189470

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.4635163
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	99.6019667
Total A-4 Distribution Amount	101.0654830

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	324.87
Noteholders' Principal Distributable Amount	675.13

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/23	2,699,840.43
Investment Earnings	12,060.07
Investment Earnings Paid	(12,060.07)
Deposit/(Withdrawal)	-
Balance as of 09/15/23	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$664,768.30	$624,834.37	$592,256.33
Number of Extensions	59	52	47
Ratio of extensions to Beginning of Period Receivables Balance	0.53%	0.47%	0.42%